Note 48	12 Months Ended
Dec. 31, 2025
Impairment or reversal of impairment of investments in joint ventures and associates [Abstract]
Disclosure of Impairment or reversal of impairment of investments in joint ventures and associates [Text Block]	Impairment or reversal of impairment of investments in joint ventures and associates
The heading “Impairment or reversal of the impairment of investments in joint ventures or associates" included a net reversal of impairment of €32 million in the year ended December 31, 2025. This heading included a net impairment of €63 million for the year ended December 31, 2024, and it included a net reversal of impairment of €42 million for the year ended December 31, 2023 (see Note 16.3).